Annual Fund Operating Expenses	Aug. 28, 2026
The Disciplined Growth Investors Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
The Disciplined Growth Investors Equity Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%